Investments	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Investments Debt And Equity Securities [Abstract]
Investments
3. INVESTMENTS
Cash in excess of the Company’s immediate requirements is invested in accordance with the Company’s investment policy that primarily seeks to maintain adequate liquidity and preserve capital.
The following table summarizes the Company’s investments, by category, as of June 30, 2020 and December 31, 2019 (in thousands):

	June 30, 2020	December 31, 2019
Investments—Current:
Debt securities—available for sale	$14,990	$25,746

Total	$14,990	$25,746

A summary of the Company’s
available-for-sale
classified investments as of June 30, 2020 and December 31, 2019 consisted of the following (in thousands):

	At June 30, 2020
	Cost Basis	Accumulated Unrealized Gains	Accumulated Unrealized Losses		Fair Value
Investments—Current:
United States treasury securities	$14,991	$—	$(1)		$14,990

Total	$14,991	$—	$(1)		$14,990

	At December 31, 2019
	Cost Basis	Accumulated Unrealized Gains	Accumulated Unrealized Losses		Fair Value
Investments—Current:
Corporate bonds	$4,990	$—	$(58)		$4,932
United States treasury securities	20,979	—	(165)		20,814

Total	$25,969	$—	$(223	) (1)	$25,746

(1)
$(12) of unrealized losses are included in the cash and cash equivalents balance as of December 31, 2019, a total of $(235) net unrealized losses at December 31, 2019.
The amortized cost and fair value of the Company’s
available-for-sale
investments, by contract maturity, as of June 30, 2020 consisted of the following (in thousands):

	Amortized Cost	Fair Value
Due in one year or less	$14,991	$14,990

Total	$14,991	$14,990

3.	INVESTMENTS
Cash in excess of the Company’s immediate requirements is invested in accordance with the Company’s investment policy that primarily seeks to maintain adequate liquidity and preserve capital.
The following table summarizes the Company’s investments, by category, as of December 31, 2019 and 2018 (in thousands):

	December 31,	December 31,
	2019	2018
Investments - Current:
Debt securities - available for sale	$25,746	$32,914

Total	$25,746	$32,914

Investments - Noncurrent:
Debt securities - available for sale	$—	$16,804

Total	$—	$16,804

A summary of the Company’s
available-for-sale
classified investments as of December 31, 2019 and 2018 consisted of the following (in thousands):

	At December 31, 2019
	Cost Basis	Unrealized Gains	Unrealized Losses		Fair Value
Investments - Current:
Corporate bonds	$4,990	$—	$(58)		$4,932
United States treasury securities	20,979	—	(165)		20,814

Total	$25,969	$—	$(223	) (1)	$25,746

(1)	$(12) of unrealized losses are included in the cash and cash equivalents balance as of December 31, 2019, a total of $(235) net unrealized losses at December 31, 2019.

	At December 31, 2018
	Cost Basis	Unrealized Gains	Unrealized Losses	Fair Value
Investments - Current:
Corporate bonds	$16,028	$—	$(19)	$16,009
United States treasury securities	16,913	—	(8)	16,905

Total	$32,941	$—	$(27)	$32,914

Investments - Noncurrent:
Corporate bonds	$4,930	$2	$—	$4,932
United States treasury securities	11,852	20	—	11,872

Total	$16,782	$22	$—	$16,804

The amortized cost and fair value of the Company’s
available-for-sale
investments, by contract maturity, as of December 31, 2019 consisted of the following (in thousands):

	Amortized Cost	Fair Value
Due in one year or less	$25,969	$25,746
Due after one year through two years	—	—

Total	$25,969	$25,746